Derivative financial instruments - Disclosure of Fair Value Measurement of Derivative Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	¥ 6,935,759	¥ 4,702,168
Non-current assets - Other financial assets	9,882,841	11,390,559
Total	16,818,600	16,092,727
Total derivative assets	483,378	552,921
Current liabilities - Other financial liabilities	(1,869,117)	(1,700,137)
Non-current liabilities - Other financial liabilities	(435,594)	(495,814)
Total	(2,304,711)	(2,195,951)
Total derivative liabilities	(319,881)	(432,189)
At fair value [Member] | Interest rate and currency swap [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	118,941	180,657
Non-current assets - Other financial assets	276,647	355,245
Total	395,588	535,901
Current liabilities - Other financial liabilities	(60,584)	(91,120)
Non-current liabilities - Other financial liabilities	(243,087)	(286,396)
Total	(303,670)	(377,516)
At fair value [Member] | Foreign exchange forward, option and other contracts [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	62,945	17,006
Non-current assets - Other financial assets	24,845	14
Total	87,790	17,019
Current liabilities - Other financial liabilities	(14,711)	(54,086)
Non-current liabilities - Other financial liabilities	(1,500)	(588)
Total	¥ (16,211)	¥ (54,673)